FINANCIAL INSTRUMENTS (Schedule of Remaining Contractual Maturities of Financial Liabilities) (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020		Jun. 30, 2019
Disclosure of financial liabilities [line items]
Trade and other payables	$ 1,044,189	$ 1,154,593	[1]	$ 1,238,944	[1]
Due to a related party	50,378	62,182	[1]	68,151	[1]
Payable for mineral property acquisition		193,073	[1]	301,582	[1]
Total financial liabilities	1,094,567	$ 1,409,848		$ 1,608,677
Within a year [Member]
Disclosure of financial liabilities [line items]
Trade and other payables	1,044,189
Due to a related party	50,378
Payable for mineral property acquisition
Total financial liabilities	$ 1,094,567

[1]	Restated for change in presentation currency (note 2(c))